Shareholder Report	12 Months Ended
Oct. 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	CRM Mutual Fund Trust
Entity Central Index Key	0001322252
Entity Investment Company Type	N-1A
Document Period End Date	Oct. 31, 2025
C000037909
Shareholder Report [Line Items]
Fund Name	CRM All Cap Value Fund
Class Name	Institutional Class
Trading Symbol	CRIEX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about CRM All Cap Value Fund for the period of July 1, 2025 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at http://www.crmfunds.com/funds-overview/shareholder-resources/documents/. You can also request this information by contacting us at 800-CRM-2883
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800-CRM-2883
Additional Information Website	http://www.crmfunds.com/funds-overview/shareholder-resources/documents/
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$42	1.20%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 42
Expense Ratio, Percent	1.20%	[1]
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 23,219,739
Holdings Count | Holding	47
Advisory Fees Paid, Amount	$ 43,997
InvestmentCompanyPortfolioTurnover	26.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$23,219,739
Number of Portfolio Holdings	47
Advisory Fee	$43,997
Portfolio Turnover	26%

Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Collateral for Securities Loaned	0.3%
Common Stocks	97.5%
Money Market Funds	2.2%

Sector Weighting (% of net assets)

Value	Value
Liabilities in Excess of Other Assets	-0.3%
Utilities	1.6%
Money Market Funds	2.5%
Energy	4.0%
Real Estate	6.2%
Consumer Discretionary	8.8%
Materials	8.9%
Health Care	9.8%
Industrials	10.7%
Financials	19.3%
Technology	28.5%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Victoria's Secret & Company	3.9%
Broadcom, Inc.	3.3%
Global Payments, Inc.	3.2%
Ciena Corporation	3.2%
First American Financial Corporation	3.2%
Skyline Champion Corporation	3.1%
Rogers Corporation	2.8%
Concentra Group Holdings Parent, Inc.	2.8%
Vontier Corporation	2.7%
MongoDB, Inc.	2.7%

Material Fund Change [Text Block]

Material Fund Changes

The Board of Trustees of the Trust, upon a recommendation from Cramer Rosenthal McGlynn, LLC, the Fund's investment adviser, have approved a change in fiscal and tax-year end of the Fund from June 30 to October 31.

C000037908
Shareholder Report [Line Items]
Fund Name	CRM All Cap Value Fund
Class Name	Investor Class
Trading Symbol	CRMEX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about CRM All Cap Value Fund for the period of July 1, 2025 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at http://www.crmfunds.com/funds-overview/shareholder-resources/documents/. You can also request this information by contacting us at 800-CRM-2883
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800-CRM-2883
Additional Information Website	http://www.crmfunds.com/funds-overview/shareholder-resources/documents/
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor	$51	1.45%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 51
Expense Ratio, Percent	1.45%	[2]
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 23,219,739
Holdings Count | Holding	47
Advisory Fees Paid, Amount	$ 43,997
InvestmentCompanyPortfolioTurnover	26.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$23,219,739
Number of Portfolio Holdings	47
Advisory Fee	$43,997
Portfolio Turnover	26%

Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Collateral for Securities Loaned	0.3%
Common Stocks	97.5%
Money Market Funds	2.2%

Sector Weighting (% of net assets)

Value	Value
Liabilities in Excess of Other Assets	-0.3%
Utilities	1.6%
Money Market Funds	2.5%
Energy	4.0%
Real Estate	6.2%
Consumer Discretionary	8.8%
Materials	8.9%
Health Care	9.8%
Industrials	10.7%
Financials	19.3%
Technology	28.5%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Victoria's Secret & Company	3.9%
Broadcom, Inc.	3.3%
Global Payments, Inc.	3.2%
Ciena Corporation	3.2%
First American Financial Corporation	3.2%
Skyline Champion Corporation	3.1%
Rogers Corporation	2.8%
Concentra Group Holdings Parent, Inc.	2.8%
Vontier Corporation	2.7%
MongoDB, Inc.	2.7%

Material Fund Change [Text Block]

Material Fund Changes

The Board of Trustees of the Trust, upon a recommendation from Cramer Rosenthal McGlynn, LLC, the Fund's investment adviser, have approved a change in fiscal and tax-year end of the Fund from June 30 to October 31.

C000171454
Shareholder Report [Line Items]
Fund Name	CRM Long/Short Opportunities Fund
Class Name	Institutional Class
Trading Symbol	CRIHX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about CRM Long/Short Opportunities Fund for the period of July 1, 2025 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at http://www.crmfunds.com/funds-overview/shareholder-resources/documents/. You can also request this information by contacting us at 800-CRM-2883
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800-CRM-2883
Additional Information Website	http://www.crmfunds.com/funds-overview/shareholder-resources/documents/
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$60	1.76%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 60
Expense Ratio, Percent	1.76%	[3]
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Performance Inception Date	Aug. 16, 2016
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 403,662,068
Holdings Count | Holding	91
Advisory Fees Paid, Amount	$ 1,412,260
InvestmentCompanyPortfolioTurnover	65.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$403,662,068
Number of Portfolio Holdings	91
Advisory Fee	$1,412,260
Portfolio Turnover	65%

Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Business Development Companies	-0.3%
Common Stocks	87.5%
Money Market Funds	12.8%
Purchased Options	0.2%

Sector Weighting (% of net assets)

Value	Value
Liabilities in Excess of Other Assets	-2.2%
Put Options Purchased	0.2%
Real Estate	1.9%
Energy	4.4%
Utilities	5.1%
Health Care	9.9%
Money Market	12.2%
Financials	14.9%
Technology	16.2%
Industrials	18.4%
Consumer Discretionary	19.0%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Blackrock Liquidity Funds T-Fund, Institutional Shares	6.1%
Federated Hermes Treasury Obligations Fund, Institutional Shares	6.1%
Victoria's Secret & Company	4.4%
BankUnited, Inc.	4.4%
First American Financial Corporation	3.5%
Skyline Champion Corporation	3.5%
ZoomInfo Technologies, Inc., Class A	3.2%
Hayward Holdings, Inc.	3.2%
Bio-Techne Corporation	3.1%
Evergy, Inc.	3.0%

Material Fund Change [Text Block]

Material Fund Changes

The Board of Trustees of the Trust, upon a recommendation from Cramer Rosenthal McGlynn, LLC, the Fund's investment adviser, have approved a change in fiscal and tax-year end of the Fund from June 30 to October 31.

C000003538
Shareholder Report [Line Items]
Fund Name	CRM Mid Cap Value Fund
Class Name	Institutional Class
Trading Symbol	CRIMX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about CRM Mid Cap Value Fund for the period of July 1, 2025 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at http://www.crmfunds.com/funds-overview/shareholder-resources/documents/. You can also request this information by contacting us at 800-CRM-2883
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800-CRM-2883
Additional Information Website	http://www.crmfunds.com/funds-overview/shareholder-resources/documents/
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$35	1.01%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 35
Expense Ratio, Percent	1.01%	[4]
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 265,937,009
Holdings Count | Holding	48
Advisory Fees Paid, Amount	$ 749,328
InvestmentCompanyPortfolioTurnover	27.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$265,937,009
Number of Portfolio Holdings	48
Advisory Fee	$749,328
Portfolio Turnover	27%

Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Collateral for Securities Loaned	0.8%
Common Stocks	98.8%
Money Market Funds	0.4%

Sector Weighting (% of net assets)

Value	Value
Liabilities in Excess of Other Assets	-1.6%
Money Market Funds	1.2%
Energy	2.6%
Utilities	5.5%
Health Care	8.7%
Consumer Discretionary	9.4%
Real Estate	9.7%
Materials	13.0%
Financials	13.4%
Technology	16.8%
Industrials	21.3%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Victoria's Secret & Company	3.6%
Vontier Corporation	3.5%
Ciena Corporation	3.3%
Atmos Energy Corporation	3.3%
First American Financial Corporation	3.3%
CRH PLC	3.2%
Teledyne Technologies, Inc.	3.1%
Regal Rexnord Corporation	2.9%
AMETEK, Inc.	2.9%
CBRE Group, Inc., Class A	2.8%

Material Fund Change [Text Block]

Material Fund Changes

The Board of Trustees of the Trust, upon a recommendation from Cramer Rosenthal McGlynn, LLC, the Fund's investment adviser, have approved a change in fiscal and tax-year end of the Fund from June 30 to October 31.

C000003539
Shareholder Report [Line Items]
Fund Name	CRM Mid Cap Value Fund
Class Name	Investor Class
Trading Symbol	CRMMX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about CRM Mid Cap Value Fund for the period of July 1, 2025 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at http://www.crmfunds.com/funds-overview/shareholder-resources/documents/. You can also request this information by contacting us at 800-CRM-2883
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800-CRM-2883
Additional Information Website	http://www.crmfunds.com/funds-overview/shareholder-resources/documents/
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor	$43	1.22%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 43
Expense Ratio, Percent	1.22%	[5]
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 265,937,009
Holdings Count | Holding	48
Advisory Fees Paid, Amount	$ 749,328
InvestmentCompanyPortfolioTurnover	27.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$265,937,009
Number of Portfolio Holdings	48
Advisory Fee	$749,328
Portfolio Turnover	27%

Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Collateral for Securities Loaned	0.8%
Common Stocks	98.8%
Money Market Funds	0.4%

Sector Weighting (% of net assets)

Value	Value
Liabilities in Excess of Other Assets	-1.6%
Money Market Funds	1.2%
Energy	2.6%
Utilities	5.5%
Health Care	8.7%
Consumer Discretionary	9.4%
Real Estate	9.7%
Materials	13.0%
Financials	13.4%
Technology	16.8%
Industrials	21.3%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Victoria's Secret & Company	3.6%
Vontier Corporation	3.5%
Ciena Corporation	3.3%
Atmos Energy Corporation	3.3%
First American Financial Corporation	3.3%
CRH PLC	3.2%
Teledyne Technologies, Inc.	3.1%
Regal Rexnord Corporation	2.9%
AMETEK, Inc.	2.9%
CBRE Group, Inc., Class A	2.8%

Material Fund Change [Text Block]

Material Fund Changes

The Board of Trustees of the Trust, upon a recommendation from Cramer Rosenthal McGlynn, LLC, the Fund's investment adviser, have approved a change in fiscal and tax-year end of the Fund from June 30 to October 31.

C000003540
Shareholder Report [Line Items]
Fund Name	CRM Small Cap Value Fund
Class Name	Institutional Class
Trading Symbol	CRISX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about CRM Small Cap Value Fund for the period of July 1, 2025 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at http://www.crmfunds.com/funds-overview/shareholder-resources/documents/. You can also request this information by contacting us at 800-CRM-2883
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800-CRM-2883
Additional Information Website	http://www.crmfunds.com/funds-overview/shareholder-resources/documents/
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$37	1.08%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 37
Expense Ratio, Percent	1.08%	[6]
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 64,412,047
Holdings Count | Holding	42
Advisory Fees Paid, Amount	$ 167,587
InvestmentCompanyPortfolioTurnover	38.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$64,412,047
Number of Portfolio Holdings	42
Advisory Fee	$167,587
Portfolio Turnover	38%

Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Collateral for Securities Loaned	0.5%
Common Stocks	95.5%
Money Market Funds	4.0%

Sector Weighting (% of net assets)

Value	Value
Liabilities in Excess of Other Assets	-1.2%
Money Market Funds	4.6%
Utilities	5.2%
Energy	5.5%
Health Care	6.0%
Real Estate	7.7%
Materials	8.6%
Industrials	9.8%
Technology	11.8%
Consumer Discretionary	14.5%
Financials	27.5%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Victoria's Secret & Company	4.4%
Knowles Corporation	4.0%
BankUnited, Inc.	3.9%
Central Pacific Financial Corporation	3.7%
Capitol Federal Financial, Inc.	3.7%
Concentra Group Holdings Parent, Inc.	3.4%
Rogers Corporation	3.3%
Stewart Information Services Corporation	3.1%
Skyline Champion Corporation	3.0%
Moelis & Company, Class A	2.9%

Material Fund Change [Text Block]

Material Fund Changes

The Board of Trustees of the Trust, upon a recommendation from Cramer Rosenthal McGlynn, LLC, the Fund's investment adviser, have approved a change in fiscal and tax-year end of the Fund from June 30 to October 31.

C000003541
Shareholder Report [Line Items]
Fund Name	CRM Small Cap Value Fund
Class Name	Investor Class
Trading Symbol	CRMSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about CRM Small Cap Value Fund for the period of July 1, 2025 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at http://www.crmfunds.com/funds-overview/shareholder-resources/documents/. You can also request this information by contacting us at 800-CRM-2883
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800-CRM-2883
Additional Information Website	http://www.crmfunds.com/funds-overview/shareholder-resources/documents/
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor	$45	1.31%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 45
Expense Ratio, Percent	1.31%	[7]
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 64,412,047
Holdings Count | Holding	42
Advisory Fees Paid, Amount	$ 167,587
InvestmentCompanyPortfolioTurnover	38.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$64,412,047
Number of Portfolio Holdings	42
Advisory Fee	$167,587
Portfolio Turnover	38%

Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Collateral for Securities Loaned	0.5%
Common Stocks	95.5%
Money Market Funds	4.0%

Sector Weighting (% of net assets)

Value	Value
Liabilities in Excess of Other Assets	-1.2%
Money Market Funds	4.6%
Utilities	5.2%
Energy	5.5%
Health Care	6.0%
Real Estate	7.7%
Materials	8.6%
Industrials	9.8%
Technology	11.8%
Consumer Discretionary	14.5%
Financials	27.5%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Victoria's Secret & Company	4.4%
Knowles Corporation	4.0%
BankUnited, Inc.	3.9%
Central Pacific Financial Corporation	3.7%
Capitol Federal Financial, Inc.	3.7%
Concentra Group Holdings Parent, Inc.	3.4%
Rogers Corporation	3.3%
Stewart Information Services Corporation	3.1%
Skyline Champion Corporation	3.0%
Moelis & Company, Class A	2.9%

Material Fund Change [Text Block]

Material Fund Changes

The Board of Trustees of the Trust, upon a recommendation from Cramer Rosenthal McGlynn, LLC, the Fund's investment adviser, have approved a change in fiscal and tax-year end of the Fund from June 30 to October 31.

C000003543
Shareholder Report [Line Items]
Fund Name	CRM Small/Mid Cap Value Fund
Class Name	Institutional Class
Trading Symbol	CRIAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about CRM Small/Mid Cap Value Fund for the period of July 1, 2025 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at http://www.crmfunds.com/funds-overview/shareholder-resources/documents/. You can also request this information by contacting us at 800-CRM-2883
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800-CRM-2883
Additional Information Website	http://www.crmfunds.com/funds-overview/shareholder-resources/documents/
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$36	1.02%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 36
Expense Ratio, Percent	1.02%	[8]
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 130,760,824
Holdings Count | Holding	45
Advisory Fees Paid, Amount	$ 336,979
InvestmentCompanyPortfolioTurnover	46.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$130,760,824
Number of Portfolio Holdings	45
Advisory Fee	$336,979
Portfolio Turnover	46%

Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Collateral for Securities Loaned	0.7%
Common Stocks	97.2%
Money Market Funds	2.1%

Sector Weighting (% of net assets)

Value	Value
Liabilities in Excess of Other Assets	-1.2%
Consumer Staples	0.8%
Money Market Funds	2.8%
Energy	3.2%
Utilities	4.1%
Real Estate	5.7%
Materials	7.0%
Health Care	10.4%
Consumer Discretionary	14.8%
Industrials	15.3%
Technology	16.8%
Financials	20.3%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Victoria's Secret & Company	4.8%
BankUnited, Inc.	4.5%
Skyline Champion Corporation	3.8%
First American Financial Corporation	3.6%
Hayward Holdings, Inc.	3.5%
LendingClub Corporation	3.3%
Tower Semiconductor Ltd.	3.3%
First Interstate Bancsystem, Inc., Class A	3.3%
Evergy, Inc.	3.1%
Sun Communities, Inc.	3.1%

Material Fund Change [Text Block]

Material Fund Changes

The Board of Trustees of the Trust, upon a recommendation from Cramer Rosenthal McGlynn, LLC, the Fund's investment adviser, have approved a change in fiscal and tax-year end of the Fund from June 30 to October 31.

C000003544
Shareholder Report [Line Items]
Fund Name	CRM Small/Mid Cap Value Fund
Class Name	Investor Class
Trading Symbol	CRMAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about CRM Small/Mid Cap Value Fund for the period of July 1, 2025 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at http://www.crmfunds.com/funds-overview/shareholder-resources/documents/. You can also request this information by contacting us at 800-CRM-2883
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800-CRM-2883
Additional Information Website	http://www.crmfunds.com/funds-overview/shareholder-resources/documents/
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor	$43	1.22%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 43
Expense Ratio, Percent	1.22%	[9]
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 130,760,824
Holdings Count | Holding	45
Advisory Fees Paid, Amount	$ 336,979
InvestmentCompanyPortfolioTurnover	46.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$130,760,824
Number of Portfolio Holdings	45
Advisory Fee	$336,979
Portfolio Turnover	46%

Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Collateral for Securities Loaned	0.7%
Common Stocks	97.2%
Money Market Funds	2.1%

Sector Weighting (% of net assets)

Value	Value
Liabilities in Excess of Other Assets	-1.2%
Consumer Staples	0.8%
Money Market Funds	2.8%
Energy	3.2%
Utilities	4.1%
Real Estate	5.7%
Materials	7.0%
Health Care	10.4%
Consumer Discretionary	14.8%
Industrials	15.3%
Technology	16.8%
Financials	20.3%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Victoria's Secret & Company	4.8%
BankUnited, Inc.	4.5%
Skyline Champion Corporation	3.8%
First American Financial Corporation	3.6%
Hayward Holdings, Inc.	3.5%
LendingClub Corporation	3.3%
Tower Semiconductor Ltd.	3.3%
First Interstate Bancsystem, Inc., Class A	3.3%
Evergy, Inc.	3.1%
Sun Communities, Inc.	3.1%

Material Fund Change [Text Block]

Material Fund Changes

The Board of Trustees of the Trust, upon a recommendation from Cramer Rosenthal McGlynn, LLC, the Fund's investment adviser, have approved a change in fiscal and tax-year end of the Fund from June 30 to October 31.

[1]	Annualized
[2]	Annualized
[3]	Annualized
[4]	Annualized
[5]	Annualized
[6]	Annualized
[7]	Annualized
[8]	Annualized
[9]	Annualized